Schedule II Summary of Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II Summary of Valuation and Qualifying Accounts
Schedule II
Valuation and Qualifying Accounts
(In millions)

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions (a)	Other (b)	Balance at End of Period
Year Ended June 30, 2021
Allowance for doubtful accounts	$1.9	$2.5	$(0.7)	$2.4	$6.1
Product warranty	5.5	2.8	(2.2)	0.2	6.3
Year Ended June 30, 2020
Allowance for doubtful accounts	$1.7	$0.9	$(0.7)	$—	$1.9
Product warranty	4.2	2.9	(1.6)	—	5.5
Year Ended June 30, 2019
Allowance for doubtful accounts	$1.9	$0.2	$(0.4)	$—	$1.7
Product warranty	5.4	1.5	(2.6)	(0.1)	4.2

(a)	Charges to the accounts included in this column are for the purposes for which the reserves were created
(b)	Amounts included in this column relate to foreign currency translation and valuation adjustments from business combinations